Deposits (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Interest Expense, Deposits [Abstract]
Interest bearing checking accounts	$ 1,236	$ 382	$ 190
Savings accounts	2,876	2,531	920
Time deposits and money market accounts	86,474	50,439	4,617
Total	90,586	53,352	$ 5,727
Maturity of Time Deposits [Abstract]
Under 1 year	1,943,813
1 to 2 years	10,226
2 to 3 years	94,237
3 to 4 years	963
4 to 5 years	472
Over 5 years	48
Total time deposits	2,049,759	1,836,024
Amount included in time deposits with balance in excess of $250,000	$ 561,300	$ 474,400